Property, Plant and Equipment (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 11,646,390	¥ 12,866,428	¥ 13,474,287
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46,022,760	47,210,216	46,791,309
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(33,499,048)	(33,055,421)	(32,145,471)
Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(877,322)	(1,288,367)	(1,171,551)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,033,230	1,122,393	1,259,193
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,229,642	3,641,220	3,841,570
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,142,540)	(2,239,728)	(2,303,278)
Buildings [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(53,872)	(279,099)	(279,099)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,286,523	11,414,649	11,863,517
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41,007,229	41,661,819	41,025,426
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(29,905,377)	(29,299,129)	(28,330,684)
Plant and machinery [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(815,329)	(948,041)	(831,225)
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	326,637	329,386	351,577
Vehicles and other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,785,889	1,907,177	1,924,313
Vehicles and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,451,131)	(1,516,564)	(1,511,509)
Vehicles and other equipment [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ (8,121)	¥ (61,227)	¥ (61,227)